Note 6 - Equity Compensation Plans (Details) (USD $)	1 Months Ended	9 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended						3 Months Ended	21 Months Ended		1 Months Ended						3 Months Ended						1 Months Ended		9 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	1 Months Ended
	May 17, 2013	Dec. 31, 2013	Jan. 31, 2013 Per Tranch [Member] Restricted Stock [Member] Class B Junior Shares [Member] MacDermid [Member]	Jan. 29, 2013 Per Tranch [Member] Restricted Stock [Member] Class C Junior Shares [Member] MacDermid [Member]	Dec. 31, 2013 Predecessor 2013 Period [Member] Restricted Stock [Member] Class C Junior Shares [Member] MacDermid [Member]	May 17, 2013 Employee Stock Option [Member] Non-founder Directors [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Apr. 30, 2007 Restricted Stock [Member] Class A Junior Shares [Member] MacDermid [Member]	Dec. 31, 2013 Restricted Stock [Member] Class A Junior Shares [Member] MacDermid [Member]	Oct. 31, 2013 Restricted Stock [Member] Class A Junior Shares [Member] MacDermid [Member]	Dec. 31, 2012 Restricted Stock [Member] Class A Junior Shares [Member] MacDermid [Member]	Apr. 13, 2007 Restricted Stock [Member] Class B Junior Shares [Member] MacDermid [Member]	Oct. 31, 2013 Restricted Stock [Member] Class B Junior Shares [Member] MacDermid [Member]	Mar. 31, 2013 Restricted Stock [Member] Class B Junior Shares [Member] MacDermid [Member]	Mar. 31, 2012 Restricted Stock [Member] Class B Junior Shares [Member] MacDermid [Member]	Feb. 28, 2011 Restricted Stock [Member] Class B Junior Shares [Member] MacDermid [Member]	May 30, 2008 Restricted Stock [Member] Class B Junior Shares [Member] MacDermid [Member]	May 31, 2008 Restricted Stock [Member] Class B Junior Shares [Member] MacDermid [Member]	Mar. 31, 2013 Restricted Stock [Member] Class B Junior Shares [Member] MacDermid [Member]	Dec. 31, 2012 Restricted Stock [Member] Class B Junior Shares [Member] MacDermid [Member]	Jan. 31, 2013 Restricted Stock [Member] Class B Junior Shares [Member] MacDermid [Member]	May 30, 2008 Restricted Stock [Member] Class B Junior Shares [Member] MacDermid [Member] Minimum [Member]	May 31, 2008 Restricted Stock [Member] Class B Junior Shares [Member] MacDermid [Member] Minimum [Member]	May 30, 2008 Restricted Stock [Member] Class B Junior Shares [Member] MacDermid [Member] Maximum [Member]	May 31, 2008 Restricted Stock [Member] Class B Junior Shares [Member] MacDermid [Member] Maximum [Member]	Jan. 29, 2013 Restricted Stock [Member] Class C Junior Shares [Member] MacDermid [Member]	Jan. 31, 2013 Restricted Stock [Member] Class C Junior Shares [Member] MacDermid [Member]	Mar. 31, 2013 Restricted Stock [Member] Class C Junior Shares [Member] MacDermid [Member]	Mar. 31, 2013 Restricted Stock [Member] MacDermid [Member]	Mar. 31, 2014 Restricted Stock Units (RSUs) [Member] The 2013 Plan [Member] Director [Member]	Mar. 31, 2014 Restricted Stock Units (RSUs) [Member] The 2013 Plan [Member]	Mar. 31, 2014 Restricted Stock Units (RSUs) [Member] The 2013 Plan [Member] Maximum [Member]	Apr. 30, 2007 Class A Junior Shares [Member] MacDermid [Member]	Apr. 30, 2007 Class B Junior Shares [Member] MacDermid [Member]	Apr. 30, 2007 MacDermid [Member]	Dec. 31, 2013 MacDermid [Member]	Dec. 31, 2013 The 2013 Plan [Member]	Mar. 06, 2014 Employee Stock Purchase Plan [Member]	Mar. 31, 2014 Employee Stock Purchase Plan [Member]	May 17, 2013 Non-founder Directors [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																					15,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period																																					0		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		250,000																																						250,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 11.50
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						5 years
Allocated Share-based Compensation Expense (in Dollars)					$ 9,030,000		$ 247,000			$ 8,000									$ 36,000										$ 3,000		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			1,666,666	1,666,666				2,150,000	2,150,000			1,620,000					1,364,000	1,364,000								5,000,000	5,000,000			9,242	329,823
Stock Issued During Period, Value, Other (in Dollars)																																			7,000,000	7,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								5 years	5 years													1 year	1 year	4 years	4 years
Potential Value of Shares (in Dollars)									0																								0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)								$ 1.00	$ 1.00				$ 12,317,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Intrinsic Value, Amount Per Share (in Dollars per share)										$ 0	$ 0					$ 0.67		$ 0.67											$ 0
Employee Service Share-based Compensation Awards Total Compensation Cost Not Yet Recognized Share-based Awards Other Than Options (in Dollars)											11,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period											1,880,192		1,056,640							411,756
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value (in Dollars)											22,063,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage														20.00%	20.00%				20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number			1,630,000	1,630,000																	4,890,000					4,890,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options (in Dollars)																																7,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized																																		1,620,000				5,178,815
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Estimated Fair Value (in Dollars)																												$ 9,030